Convertible Promissory Notes - Schedule of Convertible Promissory Notes (Details)		Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Host debt liability
Proceeds from issuance of convertible promissory notes		$ 23,400,000	$ 3,012,475
Less: Debt discount and transaction costs apportioned to host debt liability*	[1]	(1,802,374)	(232,034)
Less: Fair value of embedded derivative liability (see Note 11.2)		(8,380,211)	(1,078,854)
Carrying value of host debt liability at inception		13,217,415	1,701,587
Amortized debt discount and transaction costs**	[2]	$ 643,232	$ 82,808

[1]	Debt discount and transaction costs apportioned to host debt liability is recognized as a reduction of the carrying amount of host debt liability. Debt discount and transaction costs apportioned to embedded derivative liability amounted to HK$1,005,626 (US$129,463) is expensed off immediately as interest expense in the consolidated statements of profit or loss and other comprehensive income.
[2]	Debt discount and transactions costs are being amortized and recorded to interest expense in the consolidated statements of profit or loss and other comprehensive income over the life of the convertible promissory notes using effective interest method.